INTERESTS IN JOINT OPERATIONS (Details) R in Millions	12 Months Ended
	Dec. 31, 2020 ZAR (R) item	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)
INTERESTS IN JOINT OPERATIONS
Number of joint operations | item	2
Loss on foreign exchange differences	R 255.0	R (325.5)	R (1,169.1)
Profit before tax	35,479.8	(1,300.2)	(1,436.9)
Profit/(loss) for the period	30,621.6	432.8	(2,520.7)
Non-current assets	81,860.5	74,908.1	69,727.7
Current assets	52,242.6	26,163.7	15,195.3
Non-current liabilities	45,900.0	55,606.7	45,566.0
Current liabilities	R (17,487.1)	R (14,326.8)	R (14,632.6)
Kroondal
INTERESTS IN JOINT OPERATIONS
Interest in joint operation (as a percent)	50.00%	50.00%	50.00%
Marikana operations
INTERESTS IN JOINT OPERATIONS
Interest in joint operation (as a percent)	50.00%
Joint Operations | Kroondal
INTERESTS IN JOINT OPERATIONS
Loss on foreign exchange differences	R (16.4)	R (63.2)	R 132.7
Profit before tax	4,814.5	2,061.6	677.7
Profit/(loss) for the period	4,814.3	2,061.4	677.7
Non-current assets	799.7	945.7	1,115.7
Current assets	3,894.5	2,303.0	1,828.2
Non-current liabilities	7.4
Current liabilities	(436.3)	(353.1)	(271.3)
Net assets (liabilities)	R 4,250.5	R 2,895.6	R 2,672.6